CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenue	$ 1,114	$ 1,173	$ 1,446	$ 1,173	$ 1,858	$ 22,232
Operating Expenses
Professional fees	118,979	52,341	316,824	104,791	396,112	166,165
Professional fees - related party	37,550	30,000	130,550	60,000	100,000	148,000
Management fee - related party	120,000	75,000	240,000	150,000	300,000	305,000
Personnel related expenses	302,270	355,570	557,046	1,123,745	1,711,407	836,625
Impairment of website and development cost					86,670
Other selling, general and administrative	92,680	104,326	171,789	190,564	391,098	123,847
Total Operating Expenses	671,479	617,237	1,416,209	1,629,100	2,985,287	1,579,637
Loss before income taxes	(670,365)	(616,064)	(1,414,763)	(1,627,927)	(2,983,429)	(1,557,405)
Income taxes
Net Loss	$ (670,365)	$ (616,064)	$ (1,414,763)	$ (1,627,927)	$ (2,983,429)	$ (1,557,405)
Net loss per common share - basic and diluted	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.03)	$ (0.05)	$ (0.03)
Weighted average number of common shares outstanding during the years - basic and diluted	72,929,763	64,670,884	71,977,253	63,245,666	65,012,738	54,842,727